DEBT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of debt
The Company’s debt consisted of the following (in thousands):

	September 30, 2024	March 31, 2024
Term Loan	$104,747	$87,942
PNC Credit Facility	28,300	26,604
Less: current portion	(1,579)	(109,100)
Less: unamortized debt issuance costs (1)	(8,422)	(5,446)
Long-term debt, net	$123,046	$—
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(1)The unamortized debt issuance costs related to the Term Loan are presented as a reduction of the carrying amount of the corresponding debt balance on the accompanying condensed consolidated balance sheets. Unamortized debt issuance costs related to the PNC Credit Facility are presented within other assets on the accompanying condensed consolidated balance sheets.

The following table summarizes the Company's borrowing as of the dates presented (in thousands):

	Year Ended March 31,
	2024	2023	2022
Term Loan	$87,942	$74,667	$98,723
PNC Credit Facility	26,604	16,750	17,735
Less: current portion	(109,100)	(5,000)	(4,375)
Less unamortized debt issuance costs(1)	(5,446)	(3,313)	(4,900)
Long-term debt, net	$—	$83,104	$107,183
__________________
(1)The unamortized debt issuance costs related to the Term Loan are presented as a reduction of the carrying amount of the corresponding debt balance on the accompanying consolidated balance sheets. Unamortized debt issuance costs related to the PNC Credit Facility are presented within other assets on the accompanying consolidated balance sheets.